Document and Entity Information	Sep. 28, 2024
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2024
Registrant Name	Fidelity Income Fund
Central Index Key	0000751199
Investment Company Type	N-1A
Amendment Flag	false